EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on October 27, 2017 (Accession No. 0001193125-322233), to the Prospectus dated March 1, 2017, for the Class A, T, I and R shares of 1290 High Yield Bond Fund, a series of 1290 Funds.